Nature Of Operations And Basis Of Presentation	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

Aim Exploration, Inc. (“Company”) was organized to engage in mineral exploration. The Company was incorporated on February 18, 2010 in the State of Nevada and established a fiscal year end at August 31.

Aim Exploration, Inc. (“Company”) was organized to engage in mineral exploration. The Company was incorporated on February 18, 2010 in the State of Nevada and established a fiscal year end at August 31.